Consolidated statements of financial position - USD ($)	Jan. 31, 2022	Oct. 31, 2021
Current assets
Cash and cash equivalents	$ 552,242,301	$ 596,858,298
Accounts receivable	5,815,394	4,072,701
Other receivables	710,824	973,145
Prepayments and deposits	19,572,133	8,646,998
Inventory	2,881,047	1,197,807
Current assets	581,221,699	611,748,949
Non-current assets
Plant and equipment	41,369,644	26,389,463
Right-of-use assets	28,121,604	27,009,760
Non-current assets	69,491,248	53,399,223
Total assets	650,712,947	665,148,172
Current liabilities
Accounts payable and accrued liabilities	16,849,956	18,701,116
Lease liabilities	4,574,570	2,868,795
Loans payable	7,752	7,752
Current liabilities	21,432,278	21,577,663
Non-current liabilities
Lease liabilities	26,007,652	26,496,074
Loans payable	29,363	31,996
Convertible debt	89,445,172	100,877,838
Warrants	0	82,109,334
Restoration provisions	330,776	334,233
Non-current liabilities	115,812,963	209,849,475
Total liabilities	137,245,241	231,427,138
Shareholders' equity
Share capital	718,080,377	672,079,154
Contributed surplus	8,225,530	3,026,721
Accumulated deficit	(212,541,589)	(241,088,229)
Accumulated other comprehensive loss	(296,612)	(296,612)
Shareholders' equity	513,467,706	433,721,034
Liabilities and shareholders' equity	$ 650,712,947	$ 665,148,172